Quarterly Report
March 31, 2019
Massachusetts Investors Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.4%
Honeywell International, Inc.	693,734	$110,248,207
United Technologies Corp.	638,850	82,341,377
		$192,589,584
Alcoholic Beverages – 2.5%
Diageo PLC	1,533,445	$62,673,231
Pernod Ricard S.A.	453,371	81,371,048
		$144,044,279
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	187,554	$68,986,472
NIKE, Inc., “B”	704,581	59,332,766
		$128,319,238
Biotechnology – 0.8%
Biogen, Inc. (a)	184,297	$43,564,125
Broadcasting – 0.6%
Walt Disney Co.	289,970	$32,195,369
Brokerage & Asset Managers – 3.3%
Blackstone Group LP	1,766,147	$61,762,160
NASDAQ, Inc.	947,540	82,900,275
TD Ameritrade Holding Corp.	836,198	41,801,538
		$186,463,973
Business Services – 8.1%
Accenture PLC, “A”	632,602	$111,350,604
Amdocs Ltd.	1,158,018	62,660,354
Cognizant Technology Solutions Corp., “A”	1,429,932	103,598,573
DXC Technology Co.	997,356	64,139,964
Fidelity National Information Services, Inc.	1,077,394	121,853,262
		$463,602,757
Cable TV – 2.0%
Comcast Corp., “A”	2,892,382	$115,637,432
Chemicals – 1.0%
PPG Industries, Inc.	507,408	$57,271,141
Computer Software – 3.7%
Adobe Systems, Inc. (a)	287,516	$76,620,139
Microsoft Corp.	796,654	93,957,373
Salesforce.com, Inc. (a)	274,598	43,488,085
		$214,065,597
Computer Software - Systems – 1.1%
Apple, Inc.	342,138	$64,989,113
Construction – 1.4%
Sherwin-Williams Co.	185,907	$80,072,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.8%
Colgate-Palmolive Co.	1,063,768	$72,910,659
Estee Lauder Cos., Inc., “A”	238,099	39,417,289
Kimberly-Clark Corp.	387,183	47,971,974
		$160,299,922
Containers – 1.2%
Crown Holdings, Inc. (a)	1,284,127	$70,074,811
Electrical Equipment – 2.9%
AMETEK, Inc.	784,346	$65,077,187
Fortive Corp.	617,901	51,835,715
TE Connectivity Ltd.	598,389	48,319,912
		$165,232,814
Electronics – 2.6%
Analog Devices, Inc.	521,022	$54,847,986
Texas Instruments, Inc.	871,777	92,469,386
		$147,317,372
Energy - Independent – 1.6%
EOG Resources, Inc.	985,180	$93,769,433
Engineering - Construction – 0.4%
Fluor Corp.	628,107	$23,114,338
Food & Beverages – 3.2%
Danone S.A.	1,000,818	$77,116,057
Mondelez International, Inc.	2,111,569	105,409,524
		$182,525,581
General Merchandise – 1.4%
Dollar General Corp.	349,723	$41,721,954
Dollar Tree, Inc. (a)	376,786	39,577,601
		$81,299,555
Insurance – 1.1%
Chubb Ltd.	465,036	$65,142,243
Internet – 6.2%
Alphabet, Inc., “A” (a)	164,763	$193,907,927
Alphabet, Inc., “C” (a)	65,637	77,012,549
Facebook, Inc., “A” (a)	516,593	86,110,887
		$357,031,363
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	632,322	$64,262,885
Major Banks – 7.1%
Bank of America Corp.	4,856,549	$133,992,187
Goldman Sachs Group, Inc.	373,684	71,743,591
JPMorgan Chase & Co.	1,519,576	153,826,679
Morgan Stanley	1,180,796	49,829,591
		$409,392,048
Medical & Health Technology & Services – 0.8%
McKesson Corp.	395,736	$46,324,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 9.1%
Abbott Laboratories	772,979	$61,791,941
Becton, Dickinson and Co.	159,212	39,760,013
Danaher Corp.	1,079,526	142,519,023
Medtronic PLC	1,447,225	131,813,253
Thermo Fisher Scientific, Inc.	521,443	142,729,378
		$518,613,608
Natural Gas - Pipeline – 1.6%
Enterprise Products Partners LP	3,138,543	$91,331,601
Network & Telecom – 1.2%
Cisco Systems, Inc.	1,246,223	$67,283,580
Oil Services – 1.6%
Core Laboratories N.V.	332,291	$22,904,819
Schlumberger Ltd.	1,553,672	67,693,489
		$90,598,308
Other Banks & Diversified Financials – 6.7%
BB&T Corp.	1,171,296	$54,500,403
Mastercard, Inc., “A”	571,355	134,525,535
Visa, Inc., “A”	1,233,007	192,583,363
		$381,609,301
Pharmaceuticals – 5.8%
Elanco Animal Health, Inc. (a)	1,587,504	$50,911,253
Eli Lilly & Co.	581,630	75,472,309
Johnson & Johnson	1,071,124	149,732,424
Zoetis, Inc.	555,097	55,881,615
		$331,997,601
Railroad & Shipping – 1.8%
Canadian National Railway Co.	1,135,246	$101,581,812
Restaurants – 1.7%
Starbucks Corp.	1,280,124	$95,164,418
Specialty Stores – 3.9%
Costco Wholesale Corp.	285,701	$69,179,640
Ross Stores, Inc.	816,313	75,998,740
Tractor Supply Co.	820,092	80,172,194
		$225,350,574
Telecommunications - Wireless – 3.0%
American Tower Corp., REIT	858,503	$169,176,601
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	362,497	$30,359,124
Total Common Stocks		$5,691,668,361
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.48% (v)	33,124,731	$33,124,731

Other Assets, Less Liabilities – 0.0%		455,664
Net Assets – 100.0%		$5,725,248,756
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,124,731 and $5,691,668,361, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,691,668,361	$—	$—	$5,691,668,361
Mutual Funds	33,124,731	—	—	33,124,731
Total	$5,724,793,092	$—	$—	$5,724,793,092
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	46,949,211	142,760,530	(156,585,010)	33,124,731

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,216)	$2,738	$—	$213,045	$33,124,731